INVENTORIES, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Schedule of Inventory [Line Items]
Raw materials and components	$ 9,648	[1]	$ 12,321
Work in process	14,044	[1]	16,145
Spare parts	4,742	[1]	3,897
Finished goods	961	[1]	668
Total inventories	29,395	[1]	33,031
Reserve for slow moving and surplus production and write down of inventory	1,147	[1]	1,430
Write down of inventory	67			2,500
MRO Services for Aviation Components [Member]
Schedule of Inventory [Line Items]
Write down of inventory				2,500
Inventory previously written down used in provision	$ 350		$ 1,892	$ 1,501

[1]	Excluding held for sale assets at December 31, 2013